INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	6 Months Ended
Jun. 30, 2026 $ / shares
Statement of changes in equity [abstract]
Dividends (in USD per share)	$ 0.12